UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SBIC Partners, L.P.
Address:  201 Main Street, Suite 3200
          Fort Worth, Texas  76102

Form 13F File Number:  28-5279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     William P. Hallman, Jr.
Title:    President of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ William P. Hallman, Jr.      Fort Worth, Texas      November 13, 2001

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $15,432     (thousands)


List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE   SHARES/   SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT   PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE
STAMPS COM INC       COM   852857101   10145   4074449   SH               Sole       4074449
TRIKON
 TECHNOLOGIES INCCOM NEW   896187408    2210    261841   SH               Sole        261841
VISTA MED
 TECHNOLOGIES INCCOM NEW   928369305    3077   1810095   SH               Sole       1810095
